                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/31/99

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Noesis Corporation
         Address:          620 Newport Center Drive, Suite 880
                           Newport Beach, California 92660

13F File Number:           28-7694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Vice President and Chief Financial Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                   /s/ Steve Mizusawa
                   ---------------------------------------
                  Newport Beach, California    May 7, 1999

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 131

Form 13F Information Value Total (thousands): $229,637



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                                                      FORM 13F

Page    3   of    4                   Name of Reporting Manager: Noesis Corporation
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Quarter Ended March 31, 1999


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                                              Item 5:                Item 6:                                        Item 8:
                   Item 2:  Item 3: Item 4:   Amount          Investment Discretion                        Voting Authority (Shares)
   Item 1:        Title of  CUSIP   Market   and Type    -------------------------------     Item 7:    ----------------------------
Name of Issuer     Class    Number  Value   of Security (a) Sole (b) Shared/ (c) Shared- Other Managers (a) Sole (b) Shared (c) None
                                                                     Defined     Other
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[Confidential Treatment Requested]

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[Confidential information has been omitted pursuant to a request for confidentiality]

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COLUMN TOTALS
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                                                     FORM 13F

Page    4   of    4          Name of Reporting Manager:  Noesis Corporation
    --------  ---------
Quarter Ended March 31, 1999


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                                              Item 5:                Item 6:                                        Item 8:
                   Item 2:  Item 3: Item 4:   Amount          Investment Discretion                        Voting Authority (Shares)
   Item 1:        Title of  CUSIP   Market   and Type    -------------------------------     Item 7:    ----------------------------
Name of Issuer     Class    Number  Value   of Security (a) Sole (b) Shared/ (c) Shared- Other Managers (a) Sole (b) Shared (c) None
                                                                     Defined     Other
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[Confidential Treatment Requested]

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[Confidential information has been omitted pursuant to a request for confidentiality]

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COLUMN TOTALS
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